Loans and borrowings - Amounts Recognized Related to Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities	$ 382	$ 384
Foreign exchange loss (gain)	(513)	18,918
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities	382	384
Foreign exchange loss (gain)	(45)	259
Variable lease payments	1,859	1,891
Amounts recognized in statements of profit or loss and comprehensive income or loss related to lease liabilities	$ 2,196	$ 2,534